Income taxes	12 Months Ended
Mar. 31, 2021
Income taxes
20
. Income taxes
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2019	2020	2021	2021
	(In millions)
Current tax expense	Rs.128,050.2	Rs.105,587.8	Rs.122,087.4	US$	1,669.1
Deferred tax (benefit) expense	(8,129.4)	(101.2)	(8,267.3)		(112.9)
Interest on income tax refund	(527.3)	(6.6)	—		—

Income tax expense	Rs.119,393.5	Rs.105,480.0	Rs.113,820.1	US$	1,556.2

Income tax expense (benefit) as at March 31, 2021 was recorded (i) in retained earnings for the tax effect of ASU 2016-13 for current expected credit losses (CECL) Rs. (21,016.0) million, (ii) in other comprehensive income Rs. (8,457.8) million.
Income before income tax expense and income tax expense are substantially all from India.
On December 12, 2019, the India Taxation Laws (Amendment) Act, 2019, was promulgated, which provided domestic companies with an option to pay income tax at the rate of 22 percent (previously 30 percent), provided they do not claim certain deductions under the Income Tax Act with effect from the financial year
2019-20
.
The bank elected to be subject to the 22 percent rate (25.17% including surcharge and education cess).The Bank has accounted for the effect of this change in the income tax rate during the year ended March 31, 2020

using reasonable estimates based on information
available at the time
and its interpretations

of the
law thereof, effective from financial year 2019-20.
The following is
a
reconciliation of income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Fiscal year ended March 31,
	2019	2020	2021	2021
	(In millions)
Income before income tax expense	Rs.339,959.0	Rs.365,844.0	Rs.439,826.5	US$	6,013.6
Statutory income tax rate	34.94%	25.17%	25.17%		25.17%
Expected income tax expense	118,795.3	92,075.6	110,695.5		1,513.5
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund	(343.0)	(4.9)	—		—
Stock based compensation	1,867.2	1,881.6	2,668.7		36.5
Income exempt from taxes	(1,422.8)	(744.2)	(62.3)		(0.9)
Effect of change in statutory income tax rate	—	11,213.2	—		—
Others, net	496.8	1,058.7	518.2		7.1

Income tax expense	Rs.119,393.5	Rs.105,480.0	Rs.113,820.1	US$	1,556.2

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2020	2021	2021
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.37,561.2	Rs.67,584.1	US$	924.0
Lease liabilities	16,514.0	17,723.8		242.3
Employee benefits	1,415.0	752.3		10.3
Accrued expenses and other liabilities	3,381.2	4,997.1		68.3
Others	1,769.4	1,904.4		26.1

Deferred tax asset	60,640.8	92,961.7		1,271.0

Taxable temporary differences:
Right-of-use assets	16,514.0	17,723.8		242.3
Investments available for sale debt securities	16,644.6	8,567.9		117.1
Loan origination cost and fees	3,373.3	3,456.0		47.3
Investments, others	1,510.2	2,874.2		39.3

Deferred tax liability	38,042.1	32,621.9		446.0

Net deferred tax asset (liability)	Rs.22,598.7	Rs.60,339.8	US$	825.0

Management believes that the realization of the recognized deferred tax assets is more likely than not and the realization is based on a combination of reversing taxable temporary differences and expectations as to future pretax income.
The total unrecognized tax benefit as of March 31, 2020 and March 31, 2021 is Rs. 37,103.2 million and Rs. 43,048.0 million, respectively. The major income tax jurisdiction for the Bank is India. The open tax years (first assessment by the tax authorities) is pending from fiscal 2019 onwards. However, appeals filed by the Bank are pending with various local tax authorities in India for earlier tax years.
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2020		2021		2021
	(In millions)
Opening balance	Rs.	14,448.1	Rs.	37,103.2	US$	507.3
Decrease related to prior year tax positions		—		(221.5)		(3.0)
Increase related to prior year tax positions		16,274.4		892.8		12.2
Increase related to current year tax positions	Rs.	6,380.7	Rs.	5,273.5	US$	72.1

Closing balanc e	Rs.	37,103.2	Rs.	43,048.0	US$	588.6

The Bank’s total unrecognized tax benefits, if recognized, would reduce the income tax expense by Rs.

37,103.2 million and Rs.
 43,048.0
million as of March 31, 2020 and March 31, 2021, respectively, and thereby would affect the Bank’s effective tax rate. Unrecognized tax benefits are unrecognized refund claims.
Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.